INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of deferred tax assets (liabilities)

	As of December 31,
	2020	2019
Gross deferred tax assets (liabilities):
Net operating loss carryforwards	$14,512	$11,976
Tax credit carryforwards	2,237	1,559
Fixed assets	6	(46)
Non-deductible stock-based compensation	522	485
Deferred Revenue	421	—
Other	90	85
Total Deferred tax assets	$17,788	$14,059
Valuation allowance	(17,788)	(14,059)
Net deferred tax assets (liabilities)	$—	$—

Schedule of reconciliation of anticipated income tax expense benefit computed by statutory federal income tax rate

	Years Ended December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	1.8%	6.4%
Federal research and development credits	3.2%	4.0%
Non-deductible stock-based compensation	(0.5)%	(0.5)%
Write down of federal NOL due to 382 limitation	(2.8)%	—
Write down of federal R&D credits due to 382 limitation	(1.1)%	—
Deferred tax adjustment resulting from tax rate change	(5.5)%	—
Other	(0.2)%	(0.2)%
Valuation allowance	(15.9)%	(30.7)%
Effective Tax Rate	0.0%	0.0%

Schedule of tax net operating loss carryforward and tax credit carryforward

	Hyperfine
	Amount	Expire Through
Tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$12,084	2037
Federal (post-2017 NOLs)	43,345	No Expiration
States	42,752	2040
States	24	2030
Tax credit carryforwards:
Federal research and development	1,561	2040
Connecticut research and development	464	N/A
Connecticut other	14	2025

Liminal
Amount	Expire Through
Tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$—	2037
Federal (post-2017 NOLs)	6,170	No Expiration
Connecticut	6,170	2040
Tax credit carryforwards:
Federal research and development	271	2040
Connecticut research and development	35	N/A
Connecticut other	—	2025